INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Goodwill, key assumptions (Details)	Jun. 30, 2024
Disclosure of reconciliation of changes in goodwill [line items]
Growth rate	2.00%
Rizobacter
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate	15.30%
Pro Farm Group, Inc.
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate	9.90%